Current and long-term debt - ABN AMRO credit facility (Details) - USD ($)			1 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Jul. 31, 2015	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Debt outstanding	$ 2,552,473,000				$ 2,552,473,000		$ 2,910,315,000
ABN AMRO Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity				$ 142,200,000.0
Borrowings instrument term				15 years
Borrowings first installment period				3 months
Net debt to capitalization ratio				0.60
Consolidated tangible net worth				$ 677,300,000.0
Cumulative positive net income				25.00%
Net proceeds of equity issuance				50.00%
Repayments					8,600,000
Debt outstanding	92,000,000				92,000,000		100,500,000
Borrowings Maturity, Term, After Delivery Date				5 years
Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity			$ 120,600,000			$ 6,300,000.0
Net debt to capitalization ratio			0.65
Consolidated tangible net worth			$ 1,265,728,005
Cumulative positive net income			25.00%
Net proceeds of equity issuance			50.00%
Debt outstanding	$ 103,300,000				$ 103,300,000		$ 114,800,000
Consolidated Liquidity Requirement - Scenario One [Member] | ABN AMRO Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount				$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario One [Member] | Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount			$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | ABN AMRO Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel				$ 500,000
Consolidated Liquidity Requirement - Scenario Two [Member] | Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel			$ 500,000
London Interbank Offered Rate (LIBOR) [Member] | ABN AMRO Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis				2.15%
London Interbank Offered Rate (LIBOR) [Member] | Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			2.60%			2.60%
Borrowings, Financial Covenants, Period One [Member] | ABN AMRO Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels		145.00%
Borrowings, Financial Covenants, Period One [Member] | Consolidated Liquidity Requirement - Scenario Two [Member] | Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels			130.00%
Borrowings, Financial Covenants, Period Two [Member] | ABN AMRO Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	150.00%
Borrowings, Financial Covenants, Period Two [Member] | Consolidated Liquidity Requirement - Scenario Two [Member] | Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels			140.00%